Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income
Net unrealized holding (losses) gains on securities available for sale arising during period, tax effects	$ (16,585)	$ (6,593)	$ 29,870
Reclassification adjustment for (losses) gains on securities available for sale included in net income, tax effects	919	1,289	(449)
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 124	$ 334	$ 286